SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

32.SUBSEQUENT EVENTS

32.1.Conclusion of commitment to purchase and sale of rural properties and forests with conditions precedent (“Closing”)

On January 5, 2021, through a Notice to the Market, the Company informs the conclusion of the transaction with Bracell SP Celulose Ltda. and Turvinho Participações Ltda., receiving the final purchase price of R$1,056,755 in connection with the terms of the purchase and sale of rural properties and forests, with the conditions precedent agreement signed between the parties (Note 1.2.2).

From the total amount received:

(i)

R$375,850 was recognized in other liabilities, since it is related to the sale of eucalyptus forests (mature) and biological assets in formation (immature), which will be recognized in other operating results upon delivery of the wood; and

(ii)

R$680,895 was recognized other operating results, in compliance with the obligation to delivery and transfer the possession of the rural properties. The cost of properties in the amount of R$ 289,867, previously classified non-current assets held for sale, was realized and recognized in other operating results, generating a net income of R$391,028.

The transfer of lease agreements in the amount of R$1, mentioned in note 1.2.2, was deducted from the amount received, without impacting the object of purchase and sale of the Transaction mentioned above.

In addition, of the amount received for the sale of rural properties, R$50,415 was classified as marketable securities of long-term as escrow account, whose amount will only be released after compliance with the documentary regularization of certain rural properties as defined in the terms of the purchase and sale. Regularization costs were estimated at R$ 8,000 and were provisioned in the other operating results.

32.2.Early settlement of financing with BNDES

On February 9, 2021, the Company early settled a financing contract with BNDES, in the principal amount of R$1,453,842, with original maturity in May 2026 and monthly interest rate indexed to SELIC + 3% p.a. and TJLP + 2% and transaction cost in the amount of R$30,000.